Goodwill and Intangible Assets, Net (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2023 ILS (₪)	Apr. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2021 USD ($)
Goodwill and Intangible Assets, Net (Details) [Line Items]
Amortization expenses | $			$ 45		$ 20
Consideration acquisition payment		₪ 700,000	$ 700	₪ 2,300,000
Closing consideration acquisition payment | ₪				₪ 1,500,000
Retention percentage			50.00%	50.00%
Additional amounts estimated | $			$ 93
Total cost of the acquisition | $			793
Goodwill | $			$ 219
Minimum [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Earn out payment percentage			3.00%	3.00%
Excess revenues | ₪				₪ 100,000
Maximum [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Earn out payment percentage			6.00%	6.00%
Excess revenues | ₪				₪ 2,500,000
Forecast [Member]
Goodwill and Intangible Assets, Net (Details) [Line Items]
Consideration acquisition payment | ₪	₪ 100,000